Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions

4.       Related party transactions:

(a)

Prior to March 13, 2018, the Company had a 10.8% equity interest in GCI.  The Company purchased the remaining 89.2% interest in GCI on March 13, 2018 (see note 3) and consolidated GCI from the date of acquisition. At December 31, 2018, the Company had nil (2017 - $36,100,000) due from GCI recorded as loans to affiliate, relating to payments made in connection with vessels GCI acquired pursuant to a right of first refusal. The loans bore interest at rates from 5% to 6% per annum.

At December 31, 2018, the Company had nil (2017 - $1,385,500) due to GCI included in accounts payable and accrued liabilities.

At December 31, 2018, the Company had $255,000 (2017 - $318,500) due from other related parties included in accounts receivable.

(b)	The Company incurred the following income or expenses with related parties:

	2018	2017	2016
Fees paid:
Interest expense	$19,380	$—	$—
Arrangement fees	—	1,827	7,598
Transaction fees	—	2,262	6,317
Income earned:
Interest income	427	2,677	7,513
Management fees	914	4,447	4,266
Supervision fees	—	1,300	7,800

The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company or with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.

In February 2018, the Company issued to Fairfax Financial Holdings Ltd. and its affiliates (“Fairfax”), in a private placement, $250,000,000 aggregate principal of 5.50% senior notes due in 2025 (“2025 Notes”) and warrants to purchase 38,461,539 of the Company’s Class A common shares for an aggregate purchase price of $250,000,000 (“2018 Warrants”) (note 9). The 2025 Notes are secured by ownership interest in Greater China Intermodal Investments LLC. The proceeds of the 2025 Notes and the 2018 Warrants were allocated to each security on a relative fair value basis.  The indenture relating to the 2025 Notes provides that, subject to certain limitations, the Fairfax investors will have the right to designate a maximum of two members to the Company’s Board of Directors.

On March 13, 2018, the Company and Fairfax entered into a subscription agreement pursuant to which the Company agreed to sell, and Fairfax agreed to purchase, $250,000,000 in aggregate principal amount of 5.50% senior notes due in 2026 (“2026 Notes”) and warrants to purchase 38,461,539 Class A common shares at an exercise price of $6.50 per share in January 2019 (“2019 Warrants”).

On May 31, 2018, the Company entered into an agreement with Fairfax to receive a $500,000,000 equity investment through the early exercise of the 2018 Warrants on July 16, 2018 and 2019 Warrants on January 15, 2019.

In consideration for the early exercise of the 2018 and 2019 Warrants, on July 16, 2018, Fairfax was issued additional seven-year warrants to purchase 25,000,000 Class A common shares at an exercise price of $8.05 per share (“New Warrants”). As a result of these transactions, Fairfax became a related party.  Interest expense relates to interest expense on the 2025 Notes.

Arrangement fees were paid to a company controlled by a former director in connection with services associated with debt and lease financings. The former director resigned from the Board of Directors in April 2017 and the agreement governing the arrangement fees was terminated. In addition, the Company paid a termination fee of $6,250,000 with 945,537 of its common shares which is included in Other Expenses in 2017.

During the year ended December 31, 2017, transaction fees were paid to the Company’s former CEO in connection with services he provided relating to new build, purchase or sale contracts. These fees were capitalized to vessels. The obligation was contractually entered into during the former CEO’s employment and was paid in the Company’s common shares during the year ended December 31, 2018. The former CEO’s employment ended on December 31, 2017, at which time he was no longer considered a related party.

Prior to March 13, 2018, interest income earned on the balance due from GCI was included in loans to affiliate. Prior to March 13, 2018, management and supervision fees earned from GCI for the management of GCI’s existing and newbuild vessels, respectively, were included in revenue.